Stockholders' Equity (Tables)	12 Months Ended
May 26, 2013
Stockholders' Equity Note [Abstract]
Share Repurchase Authorizations And Cumulative Share Repurchases
Share repurchase authorizations and cumulative share repurchases under these authorizations, are as follows:

(in millions)	May 26, 2013
Share repurchase authorizations	187.4
Cumulative shares repurchased	171.9

Total Shares And Related Cost Of Common Stock Repurchased
The total shares and related cost of our common stock we repurchased was as follows:

(in millions)	Fiscal Year
	2013		2012		2011
	Shares	Cost	Shares	Cost	Shares	Cost
Repurchases of common stock	1.0	$52.4	8.2	$375.1	8.6	$385.5

Accumulated Other Comprehensive Income (Loss)
The components of accumulated other comprehensive income (loss), net of tax, are as follows:

(in millions)	Foreign Currency Translation Adjustment	Unrealized Gains (Losses) on Marketable Securities	Unrealized Gains (Losses) on Derivatives	Benefit Plan Funding Position	Accumulated Other Comprehensive Income (Loss)
Balances at May 29, 2011	$(0.4)	$0.5	$(4.1)	$(55.8)	$(59.8)
Gain (loss)	(1.2)	(0.1)	(47.9)	(45.6)	(94.8)
Reclassification realized in net earnings	—	—	2.3	5.7	8.0
Balances at May 27, 2012	$(1.6)	$0.4	$(49.7)	$(95.7)	$(146.6)
Gain (loss)	(0.2)	(0.2)	(8.8)	11.4	2.2
Reclassification realized in net earnings	—	—	4.7	6.9	11.6
Balances at May 26, 2013	$(1.8)	$0.2	$(53.8)	$(77.4)	$(132.8)